Investments (Concentrations of Credit Risk - Narrative) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Securities holdings exposure in single issuer greater than stated percentage of Company's equity	10.00%
Foreign government | Japan
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Government and agency fixed maturity securities	$ 20.9	$ 20.3
Fixed maturity and equity securities | Japan
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Government and agency fixed maturity securities	$ 25.4	$ 25.5